Properties (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Properties including capital leases
Cost	CAD 46,869	CAD 46,167
Accumulated depreciation	12,680	12,412
Net	34,189	33,755
Capital leases included in properties
Cost	647	1,025
Accumulated depreciation	120	266
Net	CAD 527	759
Track and Roadway [Member]
Properties including capital leases
Depreciation rate (in hundredths)	2.00%
Cost	CAD 35,268	34,684
Accumulated depreciation	7,924	7,744
Net	27,344	26,940
Capital leases included in properties
Cost	415	415
Accumulated depreciation	75	70
Net	340	345
Land [Member]
Properties including capital leases
Net	2,314	2,446
Right-of-Way Access [Member]
Capital leases included in properties
Net	CAD 108	108
Rolling Stock [Member]
Properties including capital leases
Depreciation rate (in hundredths)	5.00%
Cost	CAD 6,378	6,493
Accumulated depreciation	2,629	2,521
Net	3,749	3,972
Capital leases included in properties
Cost	5	370
Accumulated depreciation	0	138
Net	CAD 5	232
Buildings [Member]
Properties including capital leases
Depreciation rate (in hundredths)	2.00%
Cost	CAD 1,864	1,851
Accumulated depreciation	678	652
Net	1,186	1,199
Capital leases included in properties
Cost	109	109
Accumulated depreciation	30	28
Net	CAD 79	81
Information Technology [Member]
Properties including capital leases
Depreciation rate (in hundredths)	9.00%
Cost	CAD 1,408	1,198
Accumulated depreciation	644	628
Net	764	570
Internally Developed Software [Member]
Properties including capital leases
Cost	CAD 139	106
Other [Member]
Properties including capital leases
Depreciation rate (in hundredths)	4.00%
Cost	CAD 1,951	1,941
Accumulated depreciation	805	867
Net	1,146	1,074
Capital leases included in properties
Cost	118	131
Accumulated depreciation	15	30
Net	CAD 103	CAD 101